Certain risks and concentration - Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 444,761	$ 1,063,956
Restricted cash and cash equivalents	371,332	319,250
Short-term deposits	1,061,011	1,970,346
Short-term investments	288,589	274,846
Accounts receivable, net	121,861	130,700
Amounts due from	467	810
Prepayments and other current assets	247,538	255,489
Total current assets	2,556,281	4,072,640
Non-current assets
Investments	530,685	544,542
Property and equipment, net	499,723	390,681
Land use rights, net	303,115	316,070
Intangible assets, net	277,257	333,715
Right of use asset, net	20,457	30,173
Other non-current assets	19,084	16,763
Total non-current assets	4,971,516	4,411,225
Total assets	7,527,797	8,483,865
Current liabilities
Accounts payable	84,015	66,755
Deferred revenue	66,813	73,673
Advances from customers	4,031	6,047
Income taxes payable	78,304	86,100
Accrued liabilities and other current liabilities	2,393,923	2,381,189
Amounts due to	1,378	2,533
Lease liabilities due within one year	10,775	12,388
Short-term loans	34,853	52,119
Total current liabilities	2,674,092	3,086,407
Non-current liabilities
Lease liabilities	9,948	18,422
Deferred revenue	12,635	12,932
Deferred tax liabilities	47,631	53,955
Total non-current liabilities	70,214	85,309
Total liabilities	2,744,306	3,171,716
Total cost and operating expenses	(1,431,585)	(1,454,842)	$ (1,559,388)
Other items of the consolidated statements of comprehensive income	(247,615)	(197,010)
Net cash (used in) provided by operating activities	308,657	295,579	316,494
Net cash (used in) provided by investing activities	(210,249)	420,373	(510,284)
Net cash provided by (used in) financing activities	(707,831)	(841,745)	(321,909)
Variable interest entity
Current assets
Cash and cash equivalents	74,242	60,482
Restricted cash and cash equivalents	3,620	3,497
Short-term deposits	301,784	355,399
Short-term investments		8,471
Accounts receivable, net	11,123	1,649
Prepayments and other current assets	91,610	91,773
Total current assets	1,070,512	1,344,280
Non-current assets
Investments	414,921	400,654
Long-term deposits	73,034
Property and equipment, net	388,178	292,032
Land use rights, net	303,115	316,070
Intangible assets, net	31,913	40,436
Right of use asset, net	3,644	6,706
Other non-current assets	11,594	11,375
Total non-current assets	1,226,399	1,067,273
Total assets	2,296,911	2,411,553
Current liabilities
Accounts payable	67,829	46,833
Deferred revenue	7,637	8,873
Advances from customers	39	52
Income taxes payable	9,986	21,487
Accrued liabilities and other current liabilities	64,427	69,303
Lease liabilities due within one year	2,070	2,447
Short-term loans	34,853	52,119
Total current liabilities	392,620	489,702
Non-current liabilities
Lease liabilities	1,693	4,370
Deferred revenue	3,067	2,667
Deferred tax liabilities	9,499	10,440
Total non-current liabilities	14,259	17,477
Total liabilities	406,879	507,179
Total cost and operating expenses	(289,962)	(354,306)	(547,931)
Other items of the consolidated statements of comprehensive income	23,645	21,589	52,054
Net income from continuing operations	11,238	22,968	37,366
Net cash (used in) provided by operating activities	9,863	27,077	47,904
Net cash (used in) provided by investing activities	81,314	(211,471)	(236,506)
Net cash provided by (used in) financing activities	(76,365)	(2,314)	33,507
Variable interest entity | Group companies
Current assets
Amounts due from	587,774	822,281
Current liabilities
Amounts due to	202,264	285,047
Variable interest entity | Related Party
Current assets
Amounts due from	359	728
Current liabilities
Amounts due to	3,515	3,541
Group companies
Non-current liabilities
Net revenues	56,762	54,280	54,587
Net cash (used in) provided by operating activities	36,974	(31,888)	(47,155)
Net cash (used in) provided by investing activities	177,941	(129,111)	(194,107)
Net cash provided by (used in) financing activities	3,950	517	32,753
Third parities
Non-current liabilities
Net revenues	220,793	301,405	478,656
Net cash (used in) provided by operating activities	(27,111)	58,965	95,059
Net cash (used in) provided by investing activities	(96,627)	(82,360)	(42,399)
Net cash provided by (used in) financing activities	$ (80,315)	$ (2,831)	$ 754